Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2016
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2016	2015	2014

Series 1	159,980.042	182,693.002	226,646.771	July 23, 2001
Series 2	12.094	39.121	71.411	April 1, 2010
Series 3	14,762.240	14,145.541	16,444.909	September 1, 2009
Series 4	2,774.133	2,496.701	2,198.058	November 1, 2010